UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2013

1.803298.109

GVP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 10.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 10.2%
U.S. Treasury Notes
7/31/13 to 6/30/14 (Cost $2,544,531)	0.11 to 0.21%	$ 2,523,741	$ 2,544,531
Government Agency Debt - 32.8%

Federal Agencies - 32.8%
Fannie Mae
8/21/13 to 1/20/15	0.14 to 0.20 (b)	1,253,301	1,254,187
Federal Farm Credit Bank
1/13/15	0.18 (b)	50,000	49,985
1/13/15	0.18 (b)	47,000	46,986
8/20/13 to 1/12/15	0.12 to 0.23 (b)	749,000	748,920
Federal Home Loan Bank
8/14/13 to 11/14/14	0.11 to 0.23 (b)	4,882,715	4,883,210
Freddie Mac
9/4/13 to 6/26/15	0.13 to 0.23 (b)	1,148,000	1,148,273
TOTAL GOVERNMENT AGENCY DEBT (Cost $8,131,561)			8,131,561
Government Agency Repurchase Agreement - 56.3%
	Maturity Amount (000s)
In a joint trading account at:
0.08% dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) #	$ 898,008	898,002
0.13% dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) #	9,322,631	9,322,528
With:
Credit Suisse Securities (USA) LLC at:
0.16%, dated 4/30/13 due 7/2/13 (Collateralized by U.S. Government Obligations valued at $310,824,284, 3.5% - 9.25%, 4/15/20 - 10/1/42)	302,085	302,000

	Maturity Amount (000s)	Value (000s)
0.18%, dated:
4/9/13 due 7/10/13 (Collateralized by U.S. Government Obligations valued at $301,020,475, 2.5% - 6%, 12/1/17 - 5/1/43)	$ 295,136	$ 295,000
4/11/13 due 7/12/13 (Collateralized by U.S. Government Obligations valued at $151,021,543, 3.5% - 6%, 2/1/26 - 6/1/43)	148,068	148,000
ING Financial Markets LLC at:
0.13%, dated 6/19/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $178,506,609, 2.5% - 4.5%, 6/1/28 - 11/1/42)	175,036	175,000
0.14%, dated:
5/24/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $91,813,412, 4%, 10/1/41 - 2/1/42)	90,021	90,000
6/3/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $80,591,346, 3%, 1/1/43)	79,018	79,000
6/5/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $16,324,521, 3%, 1/1/43)	16,004	16,000
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated 5/13/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $256,069,313, 0% - 6.75%, 7/1/13 - 1/14/37)	251,059	251,000
RBC Capital Markets Corp. at:
0.1%, dated 6/17/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $610,999,020, 0.44% - 9%, 5/1/16 - 6/1/43)	597,050	597,000
0.13%, dated 5/24/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $297,471,936, 0.44% - 6%, 4/1/17 - 6/25/43)	290,063	290,000
0.15%, dated:
4/16/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $452,186,026, 1.37% - 10%, 12/25/16 - 9/1/44)	443,168	443,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
With RBC Capital Markets Corp. at:
0.15%, dated:
5/7/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $151,234,132, 1.95% - 7%, 9/20/16 - 6/15/43)	$ 148,056	$ 148,000
0.16%, dated 5/1/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $182,092,377, 1.37% - 7%, 5/25/21 - 9/1/44)	178,071	178,000
UBS Securities LLC at 0.07%, dated 6/25/13 due 7/2/13 (Collateralized by U.S. Government Obligations valued at $772,569,091, 1% - 238%, 3/15/14 - 3/1/43)	750,010	750,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $13,982,530)		13,982,530
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $24,658,622)		24,658,622
NET OTHER ASSETS (LIABILITIES) - 0.7%		164,356
NET ASSETS - 100%		$ 24,822,978
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$898,002,000 due 7/01/13 at 0.08%
HSBC Securities (USA), Inc.	$ 138,977
ING Financial Markets LLC	256,572
Merrill Lynch, Pierce, Fenner & Smith, Inc.	288,643
Societe Generale	213,810
$ 898,002
$9,322,528,000 due 7/01/13 at 0.13%
BNP Paribas Securities Corp.	$ 495,117
Bank of America NA	1,792,934
Barclays Capital, Inc.	851,602
Citibank NA	891,211
Credit Agricole CIB New York Branch	990,235
Credit Suisse Securities (USA) LLC	396,094
Deutsche Bank Securities, Inc.	59,414
HSBC Securities (USA), Inc.	425,801
ING Financial Markets LLC	800,973
J.P. Morgan Securities, Inc.	336,680
Merrill Lynch, Pierce, Fenner & Smith, Inc.	301,998
Morgan Stanley & Co., Inc.	138,633
RBC Capital Markets Corp.	435,703
RBS Securities, Inc.	99,023
Societe Generale	198,047
Wells Fargo Securities LLC	1,109,063
$ 9,322,528
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2013, the cost of investment securities for income tax purposes was $24,658,622,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2013

1.803300.109

MMP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 42.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.9%
Citibank NA
7/22/13 to 9/26/13	0.28 to 0.29%	$ 2,630,000	$ 2,630,000
London Branch, Eurodollar, Foreign Banks - 6.1%
Australia & New Zealand Banking Group Ltd.
8/16/13 to 8/23/13	0.22	246,000	245,998
HSBC Bank PLC
11/5/13 to 12/9/13	0.23 to 0.32	478,000	478,000
Mizuho Corporate Bank Ltd.
7/12/13 to 9/3/13	0.27 to 0.28	522,000	522,001
National Australia Bank Ltd.
8/16/13 to 10/7/13	0.20 to 0.22	2,862,000	2,862,000
			4,107,999
New York Branch, Yankee Dollar, Foreign Banks - 32.6%
Bank of Montreal
8/14/13	0.19	171,000	171,000
Bank of Montreal Chicago CD Program
7/5/13 to 9/25/13	0.08 to 0.37 (c)	1,406,000	1,406,000
Bank of Nova Scotia
7/8/13 to 1/3/14	0.18 to 0.50 (c)	3,066,000	3,065,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/9/13 to 8/13/13	0.24 to 0.30 (c)	3,198,000	3,198,000
BNP Paribas New York Branch
7/2/13	0.17	65,000	65,000
Canadian Imperial Bank of Commerce
9/17/13 to 2/18/14	0.24 to 0.41 (c)	1,829,000	1,829,000
Credit Agricole CIB
7/2/13	0.15	574,000	574,000
Credit Suisse
9/26/13	0.26 (c)	358,000	358,000
Mitsubishi UFJ Trust & Banking Corp.
8/19/13	0.25	166,000	166,000
Mizuho Corporate Bank Ltd.
8/13/13 to 10/30/13	0.27 to 0.28	2,167,000	2,167,000
Natexis Banques Populaires New York Branch
7/2/13 to 7/3/13	0.16	1,619,000	1,619,000
Nordea Bank Finland PLC
7/1/13	0.20	352,000	352,000
Royal Bank of Canada
8/30/13	0.66 (c)	383,000	383,000
Societe Generale
7/2/13	0.15	104,000	104,000
Sumitomo Mitsui Banking Corp.
7/8/13 to 12/15/13	0.23 to 0.31 (c)	2,592,000	2,592,001
Sumitomo Mitsui Trust Banking Corp.
8/12/13 to 10/22/13	0.27 to 0.30	1,411,000	1,411,000
Svenska Handelsbanken, Inc.
9/5/13 to 9/19/13	0.18	847,000	847,009

	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto-Dominion Bank
7/19/13 to 2/18/14	0.16 to 0.32% (c)	$ 1,094,500	$ 1,094,500
UBS AG
10/31/13	0.32	596,000	596,000
			21,998,509
TOTAL CERTIFICATE OF DEPOSIT (Cost $28,736,508)			28,736,508
Financial Company Commercial Paper - 14.5%

Australia & New Zealand Banking Group Ltd.
8/2/13 to 9/26/13	0.18 to 0.20	661,000	660,768
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/3/13 to 7/30/13	0.25 to 0.27	236,000	235,972
Barclays U.S. Funding Corp.
7/22/13	0.23	434,000	433,942
Commonwealth Bank of Australia
8/27/13 to 12/20/13	0.17 to 0.25	272,600	272,494
Credit Suisse
7/22/13 to 9/3/13	0.25 to 0.27	582,000	581,827
DNB Bank ASA
8/1/13	0.25	293,000	292,938
General Electric Capital Corp.
7/9/13 to 12/23/13	0.22 to 0.25	748,000	747,485
JPMorgan Chase & Co.
9/3/13 to 11/26/13	0.29 to 0.32 (c)	1,324,000	1,323,297
Natexis Banques Populaires U.S. Finance Co. LLC
7/2/13	0.16	988,000	987,996
National Australia Funding, Inc.
9/11/13	0.18	327,000	326,882
Nationwide Building Society
8/14/13	0.20	50,000	49,988
Nordea North America, Inc.
7/1/13	0.20	13,000	13,000
Skandinaviska Enskilda Banken AB
7/15/13 to 10/30/13	0.23 to 0.26	997,000	996,265
Svenska Handelsbanken, Inc.
9/5/13	0.24	145,000	144,938
Swedbank AB
9/17/13 to 9/26/13	0.24	537,000	536,707
Toronto Dominion Holdings (USA)
9/27/13 to 2/18/14	0.23 to 0.25	313,000	312,739
Toyota Motor Credit Corp.
9/10/13 to 9/11/13	0.25	253,000	252,875
UBS Finance, Inc.
8/12/13 to 10/16/13	0.33 to 0.35	1,349,000	1,348,186
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
7/1/13 to 7/8/13	0.24% (c)	$ 290,000	$ 290,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $9,808,299)			9,808,299
Asset Backed Commercial Paper - 1.5%

Ciesco LP (Citibank NA Guaranteed)

9/3/13	0.30	129,000	128,931
9/11/13	0.30	32,000	31,981
9/26/13	0.30	39,000	38,972
Govco, Inc. (Liquidity Facility Citibank NA)

7/8/13	0.31	76,000	75,995
8/1/13	0.30	80,000	79,979
8/1/13	0.30	25,000	24,994
8/1/13	0.30	25,000	24,994
8/12/13	0.30	64,000	63,978
8/16/13	0.30	32,000	31,988
8/20/13	0.30	49,000	48,980
8/28/13	0.30	16,000	15,992
9/4/13	0.30	17,000	16,991
9/6/13	0.29	46,000	45,975
9/20/13	0.30	125,000	124,916
9/25/13	0.30	165,000	164,881
9/26/13	0.30	63,000	62,954
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $982,501)			982,501
Other Commercial Paper - 0.5%

Credit Suisse
12/5/13	0.29 (c)
(Cost $361,000)		361,000	361,000
Treasury Debt - 8.0%

U.S. Treasury Obligations - 8.0%
U.S. Treasury Bills
12/26/13 to 6/26/14	0.10 to 0.16	1,114,150	1,113,259
U.S. Treasury Notes
7/31/13 to 6/30/14	0.14 to 0.22	4,245,000	4,270,024
TOTAL TREASURY DEBT (Cost $5,383,283)			5,383,283
Other Note - 4.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Bank Notes - 1.6%
Bank of America NA
7/1/13 to 8/27/13	0.23 to 0.29%	$ 1,074,000	$ 1,074,000
Medium-Term Notes - 3.0%
Royal Bank of Canada
8/30/13	0.38 (b)(c)	810,000	810,000
9/6/13	0.38 (c)	630,000	629,977
Svenska Handelsbanken AB
12/13/13 to 12/27/13	0.28 (b)(c)	618,000	618,000
			2,057,977
TOTAL OTHER NOTE (Cost $3,131,977)			3,131,977
Variable Rate Demand Note - 0.2%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/5/13	0.20 (c)	67,000	67,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.05 (c)	40,000	40,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $107,000)			107,000
Government Agency Debt - 4.6%

Federal Agencies - 4.6%
Fannie Mae
9/11/14	0.17 (c)	422,000	421,901
Federal Home Loan Bank
8/23/13 to 7/25/14	0.16 to 0.23 (c)	1,825,000	1,824,920
Freddie Mac
2/28/14 to 6/26/15	0.19 to 0.21 (c)	826,000	825,852
TOTAL GOVERNMENT AGENCY DEBT (Cost $3,072,673)			3,072,673
Other Instrument - 4.8%

Time Deposits - 4.8%
Credit Agricole CIB
7/1/13	0.11	2,290,000	2,290,000
7/1/13	0.10	495,000	495,000
ING Bank NV
7/2/13	0.15	430,000	430,000
TOTAL OTHER INSTRUMENT (Cost $3,215,000)			3,215,000
Government Agency Repurchase Agreement - 9.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.08% dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) #	$ 410,835	$ 410,832
0.13% dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) #	5,211,241	5,211,183
With:
ING Financial Markets LLC at 0.14%, dated:
6/3/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $237,686,801, 3.5% - 4.5%, 11/1/26 - 12/1/42)	233,054	233,000
6/5/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $47,945,133, 3%, 3/1/43)	47,011	47,000
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated 5/13/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $701,893,725, 1.90% - 5%, 6/1/22 - 6/1/43)	688,161	688,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $6,590,015)		6,590,015
Other Repurchase Agreement - 8.9%

Other Repurchase Agreement - 8.9%
With:
BNP Paribas Securities Corp. at:
0.28%, dated 6/10/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $102,916,807, 0.48% - 9.88%, 10/25/13 - 6/30/66)	98,023	98,000
0.48%, dated 5/30/13 due 7/2/13 (Collateralized by Corporate Obligations valued at $18,367,166, 2.30% - 11.25%, 1/8/15 - 6/15/33)	17,007	17,000
Citigroup Global Markets, Inc. at 0.85%, dated 6/21/13 due 8/20/13 (Collateralized by Corporate Obligations valued at $102,556,691, 0% - 8.88%, 5/15/14 - 12/15/43)	95,135	95,000
Credit Suisse Securities (USA) LLC at:
0.19%, dated 6/27/13 due 7/3/13 (Collateralized by U.S. Government Obligations valued at $153,472,000, 0.49% - 5.5%, 9/25/18 - 6/25/43)	149,005	149,000
0.4%, dated 4/18/13 due 7/17/13 (Collateralized by Equity Securities valued at $79,986,184)	74,074	74,000

	Maturity Amount (000s)	Value (000s)
0.6%, dated 5/2/13 due 7/30/13 (Collateralized by Corporate Obligations valued at $58,378,924, 0.25% - 4.75%, 5/15/14 - 12/15/35)	$ 54,080	$ 54,000
0.68%, dated:
4/8/13 due 7/9/13 (Collateralized by Corporate Obligations valued at $133,043,334, 0.33% - 7.93%, 3/15/19 - 11/1/46)	123,214	123,000
4/15/13 due 7/15/13 (Collateralized by Corporate Obligations valued at $131,886,142, 0% - 9.16%, 3/15/19 - 11/3/51)	122,210	122,000
4/19/13 due 7/18/13 (Collateralized by Mortgage Loan Obligations valued at $198,868,227, 0.25% - 7.93%, 7/1/13 - 5/16/51)	184,313	184,000
4/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $65,848,397, 0.33% - 7.13%, 7/1/13 - 11/3/51)	61,104	61,000
4/26/13 due 7/25/13 (Collateralized by Corporate Obligations valued at $66,958,738, 0.38% - 7.20%, 4/25/29 - 5/16/51)	62,105	62,000
0.69%, dated 4/2/13 due 7/2/13 (Collateralized by Corporate Obligations valued at $66,985,741, 0% - 6.12%, 12/1/18 - 11/3/51)	62,108	62,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $135,135,669, 0.35% - 6.25%, 7/1/13 - 5/16/51)	125,465	125,000
0.76%, dated 6/10/13 due 12/6/13 (Collateralized by Mortgage Loan Obligations valued at $132,890,600, 0% - 53.98%, 4/15/17 - 10/28/47)	123,465	123,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $308,084,098, 0% - 9.16%, 6/11/17 - 6/10/49)	286,097	285,000
ING Financial Markets LLC at:
0.26%, dated 6/28/13 due 7/1/13 (Collateralized by Corporate Obligations valued at $274,323,700, 5.25% - 14.75%, 3/15/15 - 11/15/28)	254,006	254,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
ING Financial Markets LLC at:
0.45%, dated 5/30/13 due 7/1/13 (Collateralized by Corporate Obligations valued at $71,310,684, 2% - 10.75%, 10/1/14 - 6/15/68)	$ 66,026	$ 66,000
0.5%, dated 5/13/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $25,940,503, 6.75% - 8.05%, 5/21/18 - 10/1/37)	24,021	24,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $132,770,070)	122,403	122,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $132,789,983, 0.25% - 5.25%, 10/6/13 - 10/1/16)	122,252	122,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $161,986,006, 1.50% - 5%, 5/15/15 - 6/1/18)	149,318	149,000
0.65%, dated 5/10/13 due 9/26/13 (Collateralized by Corporate Obligations valued at $143,608,487, 1.63% - 5.5%, 2/15/15 - 11/1/19)	132,574	132,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Corporate Obligations valued at $346,296,376, 0.25% - 5%, 4/1/16 - 1/15/23)	318,894	318,000
J.P. Morgan Securities, Inc. at:
0.13%, dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations valued at $353,294,784, 0% - 36.07%, 5/15/28 - 2/15/50)	343,004	343,000
0.21%, dated 6/26/13 due 7/3/13 (Collateralized by U.S. Government Obligations valued at $370,804,599, 0.10% - 7.11%, 6/15/25 - 12/15/42)	360,015	360,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $130,910,703, 1.18% - 6.21%, 3/6/20 - 12/10/49)	121,250	121,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.25%, dated 6/28/13 due 7/2/13 (Collateralized by Equity Securities valued at $168,483,525)	156,004	156,000

	Maturity Amount (000s)	Value (000s)
0.26%, dated 6/27/13 due 7/3/13 (Collateralized by Equity Securities valued at $169,564,914)	$ 157,007	$ 157,000
0.38%, dated 6/28/13 due 7/1/13 (Collateralized by Commercial Paper Obligations valued at $206,945,893, 7/1/13 - 8/15/13)	200,006	200,000
0.53%, dated 6/25/13 due 7/2/13 (Collateralized by Corporate Obligations valued at $135,817,559, 0.32% - 12.13%, 7/17/13 - 8/12/48) (c)(d)	126,013	126,000
0.73%, dated 6/21/13 due 8/20/13 (Collateralized by Corporate Obligations valued at $209,429,423, 0.88% - 6.50%, 7/5/13 - 11/1/29)	194,236	194,000
0.85%, dated 6/10/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $73,245,190, 0% - 8.18%, 8/28/13 - 5/15/68)	68,096	68,000
RBC Capital Markets Co. at 0.23%, dated 6/25/13 due 7/2/13 (Collateralized by U.S. Government Obligations valued at $61,802,369, 0% - 20.13%, 8/25/18 - 1/15/43)	60,003	60,000
RBS Securities, Inc. at:
1%, dated 6/7/13 due 7/2/13 (Collateralized by Corporate Obligations valued at $137,632,633, 0.88% - 2.85%, 10/25/13 - 6/30/17)	131,091	131,000
1.1%, dated 3/11/13 due 8/2/13 (Collateralized by Corporate Obligations valued at $339,822,235, 0.04% - 15%, 1/15/15 - 10/15/56)	321,740	320,000
Royal Bank of Scotland PLC at 1%, dated 6/7/13 due 7/9/13 (Collateralized by Mortgage Loan Obligations valued at $105,901,831, 0.19% - 23.12%, 4/25/34 - 7/25/37)	98,087	98,000
UBS Securities LLC at 0.48%, dated:
4/9/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $87,502,099, 0% - 13.00%, 7/15/13 - 6/1/38)	82,101	82,000
4/18/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $60,336,726, 0.50% - 6.75%, 7/15/13 - 5/15/41)	56,066	56,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at:
0.2%, dated 6/28/13 due 7/1/13 (Collateralized by Corporate Obligations valued at $465,641,538, 0.42% - 9.63%, 7/15/13 - 7/25/44)	$ 444,007	$ 444,000
0.4%, dated 6/27/13 due 7/3/13 (Collateralized by Corporate Obligations valued at $99,920,514, 0.65% - 10.50%, 8/16/13 - 7/25/44)	94,006	94,000
0.56%, dated 4/4/13 due:
7/3/13 (Collateralized by Corporate Obligations valued at $86,433,272, 0% - 12.25%, 7/15/13 - 11/15/65)	82,115	82,000
7/8/13 (Collateralized by Corporate Obligations valued at $87,036,251, 0% - 10.75%, 7/2/13 - 5/15/68)	82,121	82,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $5,995,000)		5,995,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $67,383,256)	67,383,256
NET OTHER ASSETS (LIABILITIES) - 0.0%	24,003
NET ASSETS - 100%	$ 67,407,259
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,428,000,000 or 2.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$410,832,000 due 7/01/13 at 0.08%
HSBC Securities (USA), Inc.	$ 63,581
ING Financial Markets LLC	117,381
Merrill Lynch, Pierce, Fenner & Smith, Inc.	132,053
Societe Generale	97,817
$ 410,832
$5,211,183,000 due 7/01/13 at 0.13%
BNP Paribas Securities Corp.	$ 276,765
Bank of America NA	1,002,227
Barclays Capital, Inc.	476,035
Citibank NA	498,177
Credit Agricole CIB New York Branch	553,530
Credit Suisse Securities (USA) LLC	221,412
Deutsche Bank Securities, Inc.	33,212
HSBC Securities (USA), Inc.	238,018
ING Financial Markets LLC	447,735
J.P. Morgan Securities, Inc.	188,200
Merrill Lynch, Pierce, Fenner & Smith, Inc.	168,813
Morgan Stanley & Co., Inc.	77,494
RBC Capital Markets Corp.	243,553
RBS Securities, Inc.	55,353
Societe Generale	110,706
Wells Fargo Securities LLC	619,953
$ 5,211,183
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2013, the cost of investment securities for income tax purposes was $67,383,256,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2013

1.803301.109

DOM-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 33.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 2.5%
Australia & New Zealand Banking Group Ltd.
8/16/13 to 8/23/13	0.22%	$ 174,000	$ 173,999
HSBC Bank PLC
7/15/13	0.25	137,000	137,000
Mizuho Corporate Bank Ltd.
8/9/13 to 8/16/13	0.28	86,000	86,000
National Australia Bank Ltd.
8/16/13 to 9/9/13	0.22	698,000	698,000
			1,094,999
New York Branch, Yankee Dollar, Foreign Banks - 30.8%
Bank of Montreal
8/14/13	0.19	118,000	118,000
Bank of Montreal Chicago CD Program
7/5/13 to 9/9/13	0.08 to 0.37 (c)	1,222,000	1,222,000
Bank of Nova Scotia
7/8/13 to 1/3/14	0.18 to 0.50 (c)	1,862,000	1,861,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/5/13 to 8/13/13	0.14 to 0.30 (c)	2,120,000	2,120,000
Canadian Imperial Bank of Commerce
9/17/13 to 2/18/14	0.24 to 0.41 (c)	1,597,000	1,597,000
Credit Suisse
9/26/13	0.26 (c)	267,000	267,000
Mizuho Corporate Bank Ltd.
8/13/13 to 10/30/13	0.27 to 0.28	1,303,000	1,303,000
Nordea Bank Finland PLC
7/2/13	0.20	127,000	127,000
Royal Bank of Canada
8/30/13 to 3/27/14	0.27 to 0.66 (c)	315,000	315,000
Skandinaviska Enskilda Banken
10/30/13	0.26	248,000	248,000
Sumitomo Mitsui Banking Corp.
7/3/13 to 12/15/13	0.12 to 0.31 (c)	2,291,000	2,291,001
Sumitomo Mitsui Trust Banking Corp.
8/12/13 to 10/22/13	0.27 to 0.30	766,000	766,000
Svenska Handelsbanken, Inc.
9/12/13	0.18	86,000	86,001
Toronto-Dominion Bank
7/19/13 to 2/18/14	0.16 to 0.30 (c)	950,000	950,018
UBS AG
10/31/13	0.32	407,000	407,000
			13,679,019
TOTAL CERTIFICATE OF DEPOSIT (Cost $14,774,018)			14,774,018
Financial Company Commercial Paper - 10.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays U.S. Funding Corp.
7/8/13 to 9/26/13	0.22 to 0.23%	$ 1,106,000	$ 1,105,761
Commonwealth Bank of Australia
7/8/13 to 8/6/13	0.19 to 0.25	636,000	635,948
Credit Suisse
7/22/13 to 9/3/13	0.25 to 0.27	254,000	253,907
General Electric Capital Corp.
7/9/13 to 8/5/13	0.25	220,000	219,970
JPMorgan Chase & Co.
9/3/13	0.29 (c)	176,000	176,000
National Australia Funding, Inc.
9/4/13 to 9/11/13	0.18	223,000	222,921
Nationwide Building Society
8/7/13	0.20	35,000	34,993
Nordea North America, Inc.
7/1/13	0.20	126,000	126,000
Skandinaviska Enskilda Banken AB
7/15/13 to 10/28/13	0.23 to 0.26	433,000	432,711
Svenska Handelsbanken, Inc.
9/5/13 to 11/1/13	0.24	222,500	222,360
Swedbank AB
9/16/13 to 9/27/13	0.24	365,000	364,802
Toyota Motor Credit Corp.
9/5/13	0.25	139,000	138,936
UBS Finance, Inc.
8/15/13 to 8/19/13	0.35	411,000	410,816
Westpac Banking Corp.
7/1/13 to 7/8/13	0.24 (c)	220,000	220,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $4,565,125)			4,565,125
Asset Backed Commercial Paper - 0.4%

Market Street Funding LLC (Liquidity Facility PNC Bank NA)
7/2/13	0.20	76,000	76,000
7/8/13	0.20	119,000	118,995
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $194,995)			194,995
Other Commercial Paper - 0.6%

Credit Suisse
12/5/13	0.29 (c)	258,000
(Cost $258,000)			258,000
Treasury Debt - 17.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 17.2%
U.S. Treasury Notes
7/31/13 to 6/15/14	0.10 to 0.21%	$ 7,591,000
(Cost $7,631,913)			$ 7,631,913
Other Note - 3.5%

Medium-Term Notes - 3.5%
Royal Bank of Canada
8/30/13	0.38 (b)(c)	408,000	408,000
9/6/13	0.38 (c)	714,000	713,974
Svenska Handelsbanken AB
12/13/13 to 12/27/13	0.28 (b)(c)	432,000	432,000
TOTAL OTHER NOTE (Cost $1,553,974)			1,553,974
Variable Rate Demand Note - 3.1%

California - 0.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 D2, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.04 (c)	75,450	75,450
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2008 E1, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
7/5/13	0.05 (c)	35,760	35,760
California Gen. Oblig. Series 2003 B2, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN
7/5/13	0.06 (c)	74,500	74,500
California Gen. Oblig. Series 2005 B2, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.06 (c)	67,830	67,830
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, LOC Union Bank NA, VRDN
7/5/13	0.03 (c)	57,680	57,680
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.05 (c)	56,005	56,005
Torrance Gen. Oblig. Rev. Series 2010 C, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.05 (c)	29,940	29,940
			397,165
Colorado - 0.0%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2004 A, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.07 (c)	22,310	22,310
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series U2, VRDN
7/5/13	0.04 (c)	30,815	30,815

	Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/5/13	0.20% (c)	$ 37,000	$ 37,000
District Of Columbia - 0.1%
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.07 (c)	34,800	34,800
Florida - 0.4%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/5/13	0.20 (c)	25,155	25,155
North Broward Hosp. District Rev. Series 2005 A, LOC Wells Fargo Bank NA, VRDN

7/5/13	0.05 (c)	21,470	21,470
7/5/13	0.05 (c)	50,330	50,330
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, LOC Barclays Bank PLC NY Branch, VRDN
7/5/13	0.06 (c)	63,810	63,810
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.07 (c)	28,400	28,400
			189,165
Illinois - 0.0%
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.07 (c)	25,000	25,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.11 (c)(d)	25,000	25,000
Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series Putters 4294, (Liquidity Facility JPMorgan Chase & Co.)
7/5/13	0.07 (c)(e)	36,210	36,210
Massachusetts - 0.1%
Massachusetts Health & Edl. Facilities Auth. Rev. (Bentley College Proj.) Series K, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.04 (c)	27,300	27,300
Michigan - 0.1%
Michigan Bldg. Auth. Rev. Series 2011 IIB, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.06 (c)	34,790	34,790
Wayne County Arpt. Auth. Rev., LOC JPMorgan Chase Bank, VRDN
7/5/13	0.08 (c)	31,020	31,020
			65,810
New Jersey - 0.1%
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, LOC Wells Fargo Bank NA, VRDN
7/5/13	0.05 (c)	27,085	27,085
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New Jersey - continued
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A4, LOC Wells Fargo Bank NA, VRDN
7/5/13	0.03% (c)	$ 27,000	$ 27,000
			54,085
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 A, LOC Royal Bank of Canada, VRDN
7/5/13	0.05 (c)	21,300	21,300
New York - 0.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, LOC Barclays Bank PLC, VRDN
7/5/13	0.06 (c)	20,900	20,900
New York City Gen. Oblig. Series 1995 B9, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.05 (c)	24,650	24,650
New York City Gen. Oblig. Series 2004 H2, LOC Bank of New York, New York, VRDN
7/5/13	0.06 (c)	50,000	50,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN
7/5/13	0.06 (c)	25,600	25,600
New York Hsg. Fin. Agcy. Rev. (44th Street Dev. LLC Proj.) Series 2011 A1, LOC Wells Fargo Bank NA, VRDN
7/5/13	0.03 (c)	28,700	28,700
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, LOC Bank of Nova Scotia New York Branch, VRDN
7/5/13	0.05 (c)	41,025	41,025
			190,875
Ohio - 0.2%
Ohio Gen. Oblig. Series 2005 B, VRDN
7/5/13	0.04 (c)	26,020	26,020
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, LOC Wells Fargo Bank NA, VRDN
7/5/13	0.06 (c)	43,500	43,500
			69,520
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, LOC Bank of America NA, VRDN
7/5/13	0.05 (c)	20,905	20,905
Rhode Island - 0.1%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, LOC U.S. Bank NA, Cincinnati, VRDN
7/5/13	0.06 (c)	33,300	33,300
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, LOC U.S. Bank NA, Cincinnati, VRDN
7/5/13	0.06 (c)	28,695	28,695

	Yield (a)	Principal Amount (000s)	Value (000s)
Texas - 0.1%
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, LOC PNC Bank NA, VRDN
7/5/13	0.06% (c)	$ 25,000	$ 25,000
Virginia - 0.1%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, VRDN
7/5/13	0.06 (c)	26,050	26,050
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
7/5/13	0.11 (c)(d)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,380,305)			1,380,305
Government Agency Debt - 4.2%

Federal Agencies - 4.2%
Fannie Mae
12/18/13 to 9/11/14	0.17 (c)	393,000	393,082
Federal Home Loan Bank
8/23/13 to 11/14/14	0.14 to 0.22 (c)	985,000	984,823
Freddie Mac
12/23/13 to 6/26/15	0.17 to 0.19 (c)	486,000	486,042
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,863,947)			1,863,947
Government Agency Repurchase Agreement - 20.2%
	Maturity Amount (000s)
In a joint trading account at:
0.08% dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) #	$ 673,808	673,804
0.13% dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations) #	7,671,646	7,671,561
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With:
ING Financial Markets LLC at 0.14%, dated 5/24/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $178,526,485, 2.5% - 4%, 6/1/28 - 10/1/41)	$ 175,042	$ 175,000
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated 5/13/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $481,531,741, 2% - 3.35%, 5/1/23 - 5/1/43)	472,110	472,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $8,992,365)		8,992,365
Other Repurchase Agreement - 6.3%

Other Repurchase Agreement - 6.3%
With:
Credit Suisse Securities (USA) LLC at:
0.16%, dated 6/28/13 due 7/1/13 (Collateralized by Equity Securities valued at $50,761,677)	47,001	47,000
0.19%, dated 6/27/13 due 7/3/13 (Collateralized by U.S. Government Obligations valued at $101,970,814, 0% - 6.56%, 4/20/35 - 5/20/60)	99,003	99,000
0.33%, dated 6/28/13 due 7/1/13 (Collateralized by Corporate Obligations valued at $12,963,189, 9.13% - 13.88%, 3/1/16 - 11/15/20)	12,000	12,000
0.4%, dated 4/18/13 due 7/17/13 (Collateralized by Equity Securities valued at $56,206,527)	52,052	52,000
0.6%, dated 5/2/13 due 7/30/13 (Collateralized by Corporate Obligations valued at $38,919,001, 3.13% - 5.5%, 6/1/14 - 10/15/38)	36,053	36,000
0.68%, dated:
4/8/13 due 7/9/13 (Collateralized by Corporate Obligations valued at $96,259,028, 0% - 53.98%, 3/15/19 - 1/15/49)	89,155	89,000
4/15/13 due 7/15/13 (Collateralized by Corporate Obligations valued at $96,223,513, 0.17% - 9%, 3/15/19 - 12/20/54)	89,153	89,000
4/19/13 due 7/18/13 (Collateralized by Mortgage Loan Obligations valued at $140,579,252, 0% - 9.16%, 3/15/19 - 5/16/51)	130,221	130,000

	Maturity Amount (000s)	Value (000s)
4/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $46,468,619, 0% - 6.45%, 6/25/35 - 5/16/51)	$ 43,073	$ 43,000
4/26/13 due 7/25/13 (Collateralized by Corporate Obligations valued at $46,496,314, 0.39% - 6%, 3/25/36 - 12/25/46)	43,073	43,000
5/20/13 due 8/19/13 (Collateralized by Mortgage Loan Obligations valued at $192,274,940, 0% - 6.45%, 3/15/25 - 8/15/56)	178,306	178,000
0.69%, dated 4/2/13 due 7/2/13 (Collateralized by Corporate Obligations valued at $46,473,843, 0.22% - 5.05%, 6/17/20 - 11/3/51)	43,075	43,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $91,667,145, 0% - 16.79%, 9/16/19 - 12/25/59)	85,316	85,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $210,787,285, 0.28% - 7.93%, 12/10/25 - 1/15/49)	195,751	195,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $93,592,017)	86,284	86,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $97,960,466, 0.75% - 4.25%, 8/1/13 - 11/15/17)	90,186	90,000
0.65%, dated 5/10/13 due 9/26/13 (Collateralized by Corporate Obligations valued at $97,915,451, 0.75%, 1/15/15)	90,392	90,000
J.P. Morgan Securities, Inc. at:
0.13%, dated 6/28/13 due 7/1/13 (Collateralized by U.S. Government Obligations valued at $47,380,242, 0% - 18.14%, 12/15/23 - 2/15/42)	46,000	46,000
0.21%, dated 6/26/13 due 7/3/13 (Collateralized by U.S. Government Obligations valued at $254,413,076, 0.02% - 41.56%, 11/25/23 - 3/25/43)	247,010	247,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $94,127,841, 0% - 13.93%, 7/15/19 - 2/12/51)	87,180	87,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.65%, dated:
5/10/13 due 9/26/13 (Collateralized by Mortgage Loan Obligations valued at $578,311,476, 0.33% - 49.58%, 7/15/19 - 2/15/51)	$ 537,328	$ 535,000
5/31/13 due 9/26/13 (Collateralized by Mortgage Loan Obligations valued at $297,153,906, 0.19% - 7%, 10/25/21 - 4/15/49)	276,197	275,000
6/7/13 due 9/26/13 (Collateralized by Mortgage Loan Obligations valued at $156,661,657, 5.54% - 6%, 1/12/43 - 6/15/49)	145,641	145,000
RBC Capital Markets Co. at 0.23%, dated 6/25/13 due 7/2/13 (Collateralized by U.S. Government Obligations valued at $42,231,619, 3% - 6.51%, 12/15/27 - 1/15/43)	41,002	41,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,783,000)		2,783,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $43,997,642)		43,997,642
NET OTHER ASSETS (LIABILITIES) - 0.9%		385,775
NET ASSETS - 100%		$ 44,383,417
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $840,000,000 or 1.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$673,804,000 due 7/01/13 at 0.08%
HSBC Securities (USA), Inc.	$ 104,279
ING Financial Markets LLC	192,515
Merrill Lynch, Pierce, Fenner & Smith, Inc.	216,580
Societe Generale	160,430
$ 673,804
$7,671,561,000 due 7/01/13 at 0.13%
BNP Paribas Securities Corp.	$ 407,435
Bank of America NA	1,475,414
Barclays Capital, Inc.	700,788
Citibank NA	733,383
Credit Agricole CIB New York Branch	814,870
Credit Suisse Securities (USA) LLC	325,948
Deutsche Bank Securities, Inc.	48,892
HSBC Securities (USA), Inc.	350,394
ING Financial Markets LLC	659,125
J.P. Morgan Securities, Inc.	277,056
Merrill Lynch, Pierce, Fenner & Smith, Inc.	248,516
Morgan Stanley & Co., Inc.	114,082
RBC Capital Markets Corp.	358,543
RBS Securities, Inc.	81,487
Societe Generale	162,974
Wells Fargo Securities LLC	912,654
$ 7,671,561
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2013, the cost of investment securities for income tax purposes was $43,997,642,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2013

1.803304.109

TAX-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.9%
	Principal Amount (000s)	Value (000s)
Alabama - 2.6%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,995	$ 4,995
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.07% 7/1/13, VRDN (c)	3,800	3,800
Series 1995 C, 0.1% 7/1/13, VRDN (c)	3,000	3,000
Series 1995 D, 0.08% 7/1/13, VRDN (c)	2,180	2,180
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.05% 7/1/13, VRDN (c)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.09% 7/5/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 7/1/13, VRDN (c)	1,400	1,400
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,855	15,855
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,700	4,700
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.07% 7/5/13, LOC UBS AG, VRDN (c)	9,265	9,265
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.07% 7/1/13, VRDN (c)	5,300	5,300
		67,045
Alaska - 0.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 2002, 0.07% 7/5/13, VRDN (c)	1,200	1,200
Arizona - 0.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.07% 7/5/13, LOC Bank of America NA, VRDN (c)	2,500	2,500
Series 2008 G, 0.06% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,400	2,400
(Catholic Healthcare West Proj.) Series 2005 B, 0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500

	Principal Amount (000s)	Value (000s)
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 1,400	$ 1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.08% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	1,700	1,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Series Putters 3307, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600
Series ROC II R 11980 X, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	3,030	3,030
		20,230
Arkansas - 0.3%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.09% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
California - 0.7%
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 7/5/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	8,500	8,500
Series RBC O 4, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,500	2,500
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.08% 7/5/13 (Liquidity Facility Bank of America NA) (c)(f)	4,980	4,980
		17,380
Colorado - 1.8%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	16,000	16,000
Series EGL 07 0040, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	11,700	11,700
Series ROC II R 12312, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	6,700	6,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series WF 12 110C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 1,700	$ 1,700
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2008 B, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Series A, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
		45,300
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3363, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,315	2,315
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.14% 7/5/13, LOC Bank of America NA, VRDN (c)	1,805	1,805
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	3,900	3,900
		12,860
Florida - 4.2%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	20,260	20,260
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,505	2,505
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,625	5,625
Lakeland Edl. Facilities Rev. (Southern College Priject) Series 2012 B, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	10,000	10,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.08% 7/5/13, LOC Bank of America NA, VRDN (c)	18,890	18,890

	Principal Amount (000s)	Value (000s)
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.09% 7/5/13, LOC Bank of America NA, VRDN (c)	$ 2,700	$ 2,700
Orlando & Orange County Expressway Auth. Rev. Series 2008 B2, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	9,100	9,100
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.06% 7/5/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,600	8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 7/5/13, LOC Northern Trust Co., VRDN (c)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.12% 7/5/13, LOC Bank of America NA, VRDN (c)	17,450	17,450
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.18% 7/5/13, LOC Bank of America NA, VRDN (c)	2,200	2,200
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,930	2,930
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	5,475	5,475
		107,635
Georgia - 0.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Series 2005 B, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	2,600	2,600
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.04% 7/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	5,000	5,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	12,375	12,375
		23,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.8%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.08% 7/5/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	$ 20,025	$ 20,025
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.08% 7/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,830	2,830
Illinois - 7.6%
Chicago Wtr. Rev.:
Series 2004 A1, 0.08% 7/5/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	21,660	21,660
Series 2004 A2, 0.08% 7/5/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,930	19,930
Illinois Fin. Auth. Rev.:
(Concordia Univ. Proj.) Series 2009, 0.07% 7/5/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	14,600	14,600
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	12,700	12,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.06% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	6,600	6,600
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
(Provena Health Proj.) Series 2010 D, 0.06% 7/1/13, LOC Union Bank NA, VRDN (c)	13,300	13,300
(Spertus Institute of Jewish Studies Proj.) 0.07% 7/5/13, LOC Northern Trust Co., VRDN (c)	8,900	8,900
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	13,500	13,500
Participating VRDN:
Series BC 11 16B, 0.08% 7/5/13 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series Putters 3302, 0.07% 7/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,600	4,600
Series Putters 3378, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series 2011 B, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	9,450	9,450

	Principal Amount (000s)	Value (000s)
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.07% 7/5/13, LOC Freddie Mac, VRDN (c)	$ 1,400	$ 1,400
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.06% 7/5/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series 4319 Z, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,100	2,100
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.07% 7/5/13 (Liquidity Facility Cr. Suisse) (c)(f)	2,100	2,100
Series MS 3216, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000	10,000
Series MS 3219, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	15,000	15,000
Series MS 3297, 0.06% 7/5/13 (Liquidity Facility Cr. Suisse) (c)(f)	11,120	11,120
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	10,880	10,880
		197,080
Indiana - 0.4%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.1% 7/5/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	500	500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A3, 0.09% 7/5/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	1,800	1,800
Series 2009 A5, 0.04% 7/1/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,000	1,000
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.06% 7/5/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,160	6,160
Purdue Univ. Rev. Series A, 0.05% 7/5/13, VRDN (c)	1,820	1,820
		11,280
Iowa - 0.1%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.1% 7/5/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,900	1,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.06% 7/5/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 6,300	$ 6,300
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B3, 0.05% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	2,100	2,100
Louisiana - 2.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	6,665	6,665
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.07% 7/5/13, VRDN (c)	5,500	5,500
Series 2005, 0.05% 7/1/13, VRDN (c)	2,600	2,600
Series 2007, 0.05% 7/1/13, VRDN (c)	8,850	8,850
Series 2008 B, 0.05% 7/1/13, VRDN (c)	11,200	11,200
Series 2009 A, 0.07% 7/5/13, VRDN (c)	13,100	13,100
(C-Port LLC Proj.) Series 2008, 0.13% 7/5/13, LOC Bank of America NA, VRDN (c)	3,450	3,450
		51,365
Maryland - 0.3%
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
Massachusetts - 3.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 7/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	66,850	66,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 07 0092, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630

	Principal Amount (000s)	Value (000s)
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series ROC II R 11537, 0.08% 7/5/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	$ 1,990	$ 1,990
		86,470
Michigan - 1.4%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.07% 7/5/13, LOC Comerica Bank, VRDN (c)	5,370	5,370
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.07% 7/5/13, LOC Bank of America NA, VRDN (c)	22,900	22,900
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.08% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
Univ. of Michigan Rev. Series 2012 A, 0.05% 7/5/13, VRDN (c)	1,930	1,930
		36,820
Mississippi - 2.5%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.05% 7/1/13, VRDN (c)	41,870	41,870
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.05% 7/1/13 (Chevron Corp. Guaranteed), VRDN (c)	11,375	11,375
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.09% 7/5/13, LOC Bank of America NA, VRDN (c)	10,150	10,150
		63,395
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 A2, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
Series 2011 B, 0.11% 7/1/13, LOC Bank of America NA, VRDN (c)	16,800	16,800
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.06% 7/5/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,635	5,635
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.07% 7/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,200	5,200
		30,235
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.7%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	$ 5,345	$ 5,345
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,710	12,710
		18,055
New Jersey - 0.4%
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2008 C, 0.05% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
(Meridian Health Sys. Proj.) Series 2006 A4, 0.03% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	5,975	5,975
		10,975
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.05% 7/5/13, LOC Barclays Bank PLC, VRDN (c)	1,400	1,400
New Mexico - 0.1%
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
New York - 8.5%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.07% 7/5/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,240	6,240
New York City Gen. Oblig.:
Series 2006 I4, 0.05% 7/1/13 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (c)	26,050	26,050
Series 2008 J6, 0.09% 7/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,500	9,500
Series 2013 A2, 0.06% 7/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	19,000	19,000
Series 2013 A3, 0.03% 7/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	5,700	5,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.06% 7/5/13, LOC Fannie Mae, VRDN (c)	7,700	7,700

	Principal Amount (000s)	Value (000s)
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.08% 7/5/13, LOC Lloyds TSB Bank PLC, VRDN (c)	$ 2,500	$ 2,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series ROC II R 11916, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	1,240	1,240
Series 2009 BB1, 0.06% 7/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,000	3,000
Series 2009 BB2, 0.07% 7/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,300	1,300
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.08% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	3,800	3,800
Series ROC II R 14022, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,185	2,185
Series WF 11-21C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,000	1,000
Series 2001 B, 0.09% 7/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	7,000	7,000
Series 2003 1D, 0.08% 7/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	14,040	14,040
Series 2003 A4, 0.03% 7/1/13 (Liquidity Facility TD Banknorth, NA), VRDN (c)	24,455	24,455
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.08% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Participating VRDN Series RBC O 47, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(f)	7,500	7,500
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.06% 7/5/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	4,390	4,390
(Univ. of Rochester Proj.) Series 2003 C, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN Series EGL 07 0003, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	$ 15,560	$ 15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,185	3,185
New York Hsg. Fin. Agcy. Rev. Series 2009 B, 0.05% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	4,400	4,400
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.09% 7/5/13, LOC Bank of America NA, VRDN (c)	4,700	4,700
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.05% 7/5/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	7,600	7,600
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 0.05% 7/5/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	2,000	2,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
		219,270
Non State Specific - 0.4%
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3174, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,130	1,130
Univ. of Washington Univ. Revs. Participating VRDN:
Series BC 12 1, 0.08% 7/5/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,710	3,710
Series BC 12 7WX, 0.08% 7/5/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,500	5,500
		10,340
North Carolina - 3.0%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 11906, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,735	2,735
Series 2002 B, 0.05% 7/5/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	6,335	6,335

	Principal Amount (000s)	Value (000s)
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 E, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	$ 1,700	$ 1,700
Series 2007 H, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	3,130	3,130
Series B, 0.05% 7/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,500	3,500
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.1% 7/5/13, LOC Bank of America NA, VRDN (c)	3,695	3,695
(High Point Univ. Rev.) Series 2006, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	1,900	1,900
Series EGL 07 0015, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series EGL 7053004 Class A, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	13,105	13,105
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.06% 7/5/13, LOC Bank of America NA, VRDN (c)	4,895	4,895
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	2,200	2,200
Series 2009 C, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	6,010	6,010
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 7/5/13, LOC Cr. Industriel et Commercial, VRDN (c)	3,400	3,400
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
		76,655
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.11% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 9,800	$ 9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.06% 7/5/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,195	5,195
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Ohio Gen. Oblig. 0.05% 7/5/13, VRDN (c)	1,900	1,900
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2006 A, 0.08% 7/5/13, LOC UBS AG, VRDN (c)	5,000	5,000
		25,295
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	1,795	1,795
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Pennsylvania - 0.6%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	1,700	1,700
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.05% 7/1/13, LOC JPMorgan Chase Bank, VRDN (c)	2,210	2,210
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.07% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	3,900	3,900
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Series B, 0.07% 7/5/13, LOC JPMorgan Chase Bank, VRDN (c)	2,755	2,755
		15,075
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 0.07% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	1,300	1,300

	Principal Amount (000s)	Value (000s)
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.05% 7/1/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 7,900	$ 7,900
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	4,400	4,400
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011 C, 0.05% 7/5/13, LOC TD Banknorth, NA, VRDN (c)	4,000	4,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.09% 7/5/13, LOC Bank of America NA, VRDN (c)	7,669	7,669
(Newberry College Proj.) Series 2008, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	11,565	11,565
		35,534
Tennessee - 0.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.):
Series 2008 E1A, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Series 2009 E8A, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.12% 7/5/13, LOC Bank of America NA, VRDN (c)	3,500	3,500
		9,100
Texas - 8.5%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,145	10,145
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,110	10,110
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.07% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	3,465	3,465
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,930	18,930
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 14,835	$ 14,835
Series Putters 3742, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,885	7,885
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.09% 7/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Series ROC II R 10360, 0.05% 7/1/13 (Liquidity Facility Citibank NA) (c)(f)	28,695	28,695
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.06% 7/5/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	4,500	4,500
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.08% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Series ROC II R 12323, 0.05% 7/1/13 (Liquidity Facility Citibank NA) (c)(f)	10,100	10,100
Lake Travis Independent School District Participating VRDN Series Putters 4239, 0.08% 7/5/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	3,440	3,440
Leander Independent School District Participating VRDN Series BC 10 28W, 0.08% 7/5/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.06% 7/5/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,000	5,000

	Principal Amount (000s)	Value (000s)
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.05% 7/5/13 (Liquidity Facility Bank of America NA) (c)(f)	$ 5,460	$ 5,460
Series ROC II R 593 PB, 0.08% 7/5/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	1,300	1,300
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.06% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.08% 7/5/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	995	995
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.07% 7/5/13 (Total SA Guaranteed), VRDN (c)	4,100	4,100
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 7/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	730	730
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,500	4,500
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 7/5/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.12% 7/5/13, LOC Bank of America NA, VRDN (c)	600	600
		217,790
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 7/5/13, LOC Wells Fargo Bank NA, VRDN (c)	2,710	2,710
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,530	5,530
		8,240
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.09% 7/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.07% 7/5/13, LOC Branch Banking & Trust Co., VRDN (c)	3,650	3,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 D, 0.06% 7/5/13, VRDN (c)	$ 1,600	$ 1,600
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.08% 7/5/13 (Liquidity Facility Citibank NA) (c)(f)	2,125	2,125
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.06% 7/5/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,890	2,890
		15,775
Washington - 2.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,320	3,320
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.08% 7/5/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.06% 7/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,304	18,304
Vancouver Hsg. Auth. Rev. Series 2008, 0.05% 7/5/13, LOC Freddie Mac, VRDN (c)	6,900	6,900
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 7/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	12,930	12,930
Series Putters 3054, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,035	3,035
Series Putters 3539, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Series Putters 4292, 0.07% 7/5/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,750	3,750
Series WF 11-16C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,300	1,300

	Principal Amount (000s)	Value (000s)
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.08% 7/5/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	$ 2,650	$ 2,650
(Discovery Heights Apt. Proj.) Series 2010, 0.06% 7/5/13, LOC Freddie Mac, VRDN (c)	2,555	2,555
		68,854
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.06% 7/5/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	15,800	15,800
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Participating VRDN Series WF 12 111C, 0.06% 7/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,600	1,600
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.07% 7/5/13, LOC PNC Bank NA, VRDN (c)	3,200	3,200
		4,800
Wyoming - 0.4%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.05% 7/1/13 (Chevron Corp. Guaranteed), VRDN (c)	10,200	10,200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,595,278)		1,595,278
Other Municipal Debt - 35.9%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	500	500
Alaska - 0.3%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	8,800	8,902
Arizona - 0.9%
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 5% 7/1/13	2,135	2,135
Phoenix Civic Impt. Series 2011 B1, 0.15% 9/16/13, LOC Barclays Bank PLC, CP	5,500	5,500
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14 (b)	1,400	1,424
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 10/3/13, LOC Royal Bank of Canada, CP	$ 5,500	$ 5,500
Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	6,400	6,400
Pima County Gen. Oblig. Bonds Series 2012 A, 1% 7/1/13	1,300	1,300
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds Series 2009 B, 3% 1/1/14	1,000	1,014
		23,273
California - 5.6%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	4,100	4,100
California Gen. Oblig. Bonds 5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,200	2,262
Kern County Gen. Oblig. TRAN 1.25% 6/30/14 (b)	8,200	8,287
Long Beach Unified School District TRAN 1.5% 12/31/13	3,000	3,020
Los Angeles Cmnty. College District Bonds Series 2013 F, 2% 8/1/13	1,800	1,803
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.17% 8/15/13, LOC Wells Fargo Bank NA, CP	1,800	1,800
TRAN:
2% 2/28/14 (b)	12,300	12,449
2% 6/30/14 (b)	17,800	18,122
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013, 0.16% 8/6/13 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14 (b)	2,200	2,225
2% 5/1/14 (b)	17,600	17,859
2% 6/26/14 (b)	19,900	20,246
Los Angeles Unified School District Bonds Series Putters 4290, 0.11%, tender 8/15/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,100	6,100
Oakland Gen. Oblig. TRAN 1.25% 6/30/14 (b)	4,900	4,952
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	1,900	1,911
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14 (b)	2,000	2,036
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,100	3,100

	Principal Amount (000s)	Value (000s)
San Francisco City & County Gen. Oblig. Bonds Series 2013 B, 4% 6/15/14	$ 1,890	$ 1,959
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14 (b)	1,600	1,629
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,500	7,500
Ventura County Gen. Oblig. TRAN:
1.25% 7/1/14 (b)	4,300	4,346
2.5% 7/1/13	11,700	11,700
		143,406
Colorado - 0.6%
Denver City & County Wtr. Bonds Series PZ 232, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	16,115	16,115
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	1,700	1,703
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	500	505
		2,208
District Of Columbia - 0.6%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.17% tender 9/9/13, LOC JPMorgan Chase Bank, CP mode	10,200	10,200
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	2,200	2,200
0.18% 8/5/13, LOC JPMorgan Chase Bank, CP	1,900	1,900
		14,300
Florida - 1.3%
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2005 B, 5% 7/1/13	1,000	1,000
Series 2010 D, 5% 7/1/13	1,000	1,000
Series 2011 B, 4% 7/1/13	1,340	1,340
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2003 B, 5% 7/1/13	1,000	1,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	1,000	1,000
Series 1998 A, 6% 7/1/13	1,700	1,700
Florida Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,000	1,000
Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,255	7,255
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/13	$ 1,750	$ 1,750
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.14% 7/25/13, LOC JPMorgan Chase Bank, CP	5,057	5,057
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/13	2,575	2,580
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A, 0.12% 8/1/13, LOC State Street Bank & Trust Co., Boston, CP	1,420	1,420
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	4,000	4,048
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2009 C, 5% 10/1/13	1,000	1,012
Series 2010 C, 5% 10/1/13	1,000	1,012
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.16%, tender 1/24/14 (c)	1,900	1,900
		34,074
Georgia - 1.2%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	6,600	6,660
Georgia Gen. Oblig. Bonds:
Series 1999 B, 5.75% 8/1/13	1,000	1,005
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	1,200	1,222
Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	6,620	6,620
Series WF 11 134C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	11,535	11,535
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	1,000	1,004
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.17% 8/8/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
		29,746
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2011 EC, 5% 12/1/13	2,000	2,040
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	11,100	11,300
Illinois - 0.4%
Illinois Fin. Auth. Ed. Rev. 0.16% 8/6/13, LOC PNC Bank NA, CP	1,600	1,600
Illinois Fin. Auth. Rev. Bonds (Palos Cmnty. Hosp. Proj.) Series 2012 H, 0.15% tender 10/3/13, CP mode	1,600	1,600

	Principal Amount (000s)	Value (000s)
Illinois Sales Tax Rev. Bonds:
Series 2010, 5% 6/15/14	$ 2,745	$ 2,870
Series 2013, 2% 6/15/14	2,900	2,950
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	1,800	1,839
		10,859
Indiana - 0.5%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	13,000	13,000
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.09% 9/1/13 (c)	1,000	1,000
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	4,200	4,200
		5,200
Maryland - 0.5%
Baltimore County Gen. Oblig.:
Bonds 5% 8/1/13	1,000	1,004
Series 2011:
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,638	4,638
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,850	1,850
0.16% 7/9/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,063	4,063
		11,555
Michigan - 1.1%
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	800	800
Michigan Bldg. Auth. Rev. Series 6, 0.14% 7/25/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,100	1,100
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.15%, tender 1/24/14 (c)	9,700	9,700
0.15%, tender 1/24/14 (c)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C:
0.14% tender 10/1/13, CP mode	3,435	3,435
0.15% tender 7/16/13, CP mode	1,800	1,800
0.16% tender 8/6/13, CP mode	5,370	5,370
		27,345
Minnesota - 0.7%
Hennepin County Gen. Oblig. Bonds Series 2008 D, 4% 12/1/13	1,530	1,554
Minnesota Gen. Oblig. Bonds Series 2010 D, 4% 8/1/13	4,000	4,013
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota Gen. Oblig. Bonds Series 2011 A, 5% 12/1/13	$ 2,000	$ 2,040
Univ. of Minnesota Rev. Series 2005 A, 0.13% 7/1/13, CP	11,000	11,000
		18,607
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.16% tender 8/5/13, LOC Bank of Nova Scotia New York Branch, CP mode	1,400	1,400
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.17% 7/16/13, CP	1,600	1,600
0.17% 8/1/13, CP	10,100	10,100
0.17% 8/5/13, CP	1,500	1,500
0.17% 8/6/13, CP	6,350	6,350
0.17% 8/15/13, CP	10,500	10,500
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.14% 9/16/13, CP	7,000	7,000
0.14% 9/23/13, CP	7,700	7,700
		44,750
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	3,000	3,000
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2006 A, 5% 10/15/13	1,000	1,014
New York - 0.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 0.13% 8/22/13, CP	10,400	10,400
New York Pwr. Auth. Series 2:
0.16% 8/7/13, CP	8,849	8,849
0.17% 7/17/13, CP	4,195	4,195
		23,444
North Carolina - 0.1%
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	1,000	1,031
Wake County Gen. Oblig. Bonds Series 2013 A, 3% 5/1/14	1,280	1,310
		2,341
Ohio - 1.9%
Cleveland Wtr. Rev. Bonds Series 2011, 4% 1/1/14	1,150	1,172

	Principal Amount (000s)	Value (000s)
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (c)	$ 4,500	$ 4,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.17% tender 8/14/13, CP mode	13,450	13,450
0.17% tender 9/5/13, CP mode	5,000	5,000
Series 2008 B6:
0.16% tender 11/5/13, CP mode	15,000	15,000
0.17% tender 12/5/13, CP mode	9,200	9,200
		48,322
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.17% 7/24/13, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.17% 7/25/13, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
		3,500
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D:
0.14% tender 7/29/13, CP mode	13,000	13,000
0.15% tender 8/2/13, CP mode	6,400	6,400
0.16% tender 8/2/13, CP mode	6,100	6,100
		25,500
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	1,100	1,121
Rhode Island - 0.1%
Providence Plantations Lease Prtn. Ctfs. Bonds Series 2013 E, 2% 10/1/13	1,175	1,180
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Bonds Series 2011 A, 5% 9/1/13	1,005	1,013
		2,193
South Carolina - 0.2%
Charleston County School District BAN 1% 5/8/14	1,600	1,611
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/14	1,330	1,376
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,200	1,229
		4,216
Texas - 10.3%
Arlington Independent School District Bonds:
Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,750	2,832
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Arlington Independent School District Bonds: - continued
Series 2011 A, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	$ 2,000	$ 2,060
Frisco Independent School District Bonds Series 2012 B, 2% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,002
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,525	10,525
Harris County Gen. Oblig.:
Series 2013 A1, 0.17% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,115	8,115
Series 2013 D:
0.17% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	7,630	7,630
0.18% 8/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
Harris County Metropolitan Trans. Auth.:
Series 2013 A1:
0.17% 9/19/13 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
0.18% 9/12/13 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
Series 2013 A3:
0.14% 9/18/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.15% 9/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig.:
Series 2013 A, 0.13% 8/9/13, LOC Union Bank NA, CP	3,700	3,700
TRAN Series 2013, 2% 6/30/14 (b)	4,300	4,378
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.17% 12/12/13, CP	4,980	4,980
Houston Independent School District Bonds 0% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,300	1,300
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	1,300	1,300
Klein Independent School District Bonds Series WF 11 51 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Lower Colorado River Auth. Rev.:
0.14% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,900	$ 1,900
0.18% 7/9/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
North East Texas Independent School District Bonds Series 2007 A, 0% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,430	1,430
Pasadena Independent School District Bonds:
Series 2008, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,350	1,390
Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,001
Spring Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,000	1,030
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.19%, tender 1/24/14 (c)	6,200	6,200
Series 2013 B, 0.15%, tender 1/24/14 (c)	900	900
Texas A&M Univ. Rev.:
Bonds:
Series 2008, 5% 5/15/14	1,000	1,042
0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,575	4,575
Series 1993 B, 0.08% 7/3/13, CP	8,200	8,200
Texas Gen. Oblig.:
Bonds Series 2007 A, 5% 8/1/13	1,200	1,205
TRAN 2.5% 8/30/13	111,210	111,626
Texas Muni. Pwr. Agy. Rev. Series 2005, 0.18% 8/15/13, LOC Barclays Bank PLC, CP	1,000	1,000
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 7/16/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
0.14% 10/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
0.16% 9/10/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,894	2,894
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.18% 7/10/13, LOC Bank of America NA, CP	6,300	6,300
		264,015
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.13% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	$ 4,000	$ 4,000
Series 1997 B3, 0.13% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
Series 1998 B4, 0.14% 9/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
Utah Gen. Oblig. Bonds Series 2004 A, 5% 7/1/14	3,300	3,458
		21,018
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 1/24/14 (c)	2,800	2,800
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.17% 8/5/13, CP	15,000	15,000
Virginia Commonwealth Trans. Board Bonds Series 2005, 5% 10/1/13	775	784
Virginia Resources Auth. Clean Wtr. Rev. Bonds 1% 10/1/13	1,000	1,002
		19,586
Washington - 1.4%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2004 A, 5.25% 7/1/13	1,445	1,445
Series 2005 A, 5% 7/1/13	2,000	2,000
Series 2005 B, 5% 7/1/13	1,055	1,055
Series 2007 A, 5% 7/1/14	1,000	1,047
(#3 Proj.) Series 2003 A, 5.5% 7/1/13	1,500	1,500
Washington Gen. Oblig. Bonds:
Series 2005 B, 4% 1/1/14	1,900	1,936
Series 2007 C, 5% 7/1/13	1,000	1,000
Series 2007 D, 4.5% 1/1/14	1,000	1,021
Series 2011 C, 5% 7/1/13	1,315	1,315
Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	24,220	24,220
		36,539
Wisconsin - 1.9%
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	5,500	5,537
Wisconsin Gen. Oblig.:
Bonds Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,545	1,545
Series 2005 A, 0.12% 8/6/13 (Liquidity Facility Bank of New York, New York), CP	1,341	1,341

	Principal Amount (000s)	Value (000s)
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.12%, tender 1/24/14 (c)	$ 1,300	$ 1,300
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2013 B, 0.16% tender 8/5/13, CP mode	900	900
Series 2012 B, 2% 8/15/13	1,100	1,100
Wisconsin Trans. Rev.:
Series 1997, 0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	17,974	17,974
		49,407
TOTAL OTHER MUNICIPAL DEBT (Cost $923,796)		923,796
Investment Company - 5.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.07% (d)(e) (Cost $141,486)	141,486,000	141,486
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,660,560)		2,660,560
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(85,739)
NET ASSETS - 100%		$ 2,574,821
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,745,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,690,000 or 4.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 500
Denver City & County Wtr. Bonds Series PZ 232, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 11/29/12	$ 16,115
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 11/29/12	$ 7,255
Georgia Gen. Oblig. Bonds:		$
Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	7/2/10 - 2/13/12	$ 6,620
Series WF 11 134C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	11/23/11	$ 11,535
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 11/29/12	$ 10,525
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 1,300
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 7/4/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13	$ 800
Klein Independent School District Bonds Series WF 11 51 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/28/11	$ 5,000
Los Angeles Unified School District Bonds Series Putters 4290, 0.11%, tender 7/4/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 6,100
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 3,100
Texas A&M Univ. Rev. Bonds 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA)	3/10/11	$ 4,575
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	5/2/12	$ 7,500
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/26/09 - 11/30/12	$ 24,220
Wisconsin Gen. Oblig. Bonds Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/26/12	$ 1,545
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 18
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2013, the cost of investment securities for income tax purposes was $2,660,560,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2013

1.803305.109

TO-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 97.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Notes
7/15/13	0.08%	$ 253,240	$ 253,598
U.S. Treasury Obligations - 95.0%
U.S. Treasury Bills
7/18/13 to 9/12/13	0.05 to 0.14	3,600,000	3,599,687
7/5/13 to 12/26/13	0.05 to 0.11	2,537,127	2,536,824
U.S. Treasury Notes
7/15/13 to 12/31/13	0.05 to 0.20	4,510,000	4,522,609
			10,659,120
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $10,912,718)			10,912,718
NET OTHER ASSETS (LIABILITIES) - 2.7%			301,825
NET ASSETS - 100%		$ 11,214,543
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2013, the cost of investment securities for income tax purposes was $10,912,718,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2013

1.803306.109

TRES-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 38.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Notes
7/15/13	0.08%	$ 915,463	$ 916,756
U.S. Treasury Obligations - 31.7%
U.S. Treasury Bills
8/29/13 to 10/3/13	0.11 to 0.13	182,000	181,959
U.S. Treasury Notes
7/31/13 to 6/30/14	0.11 to 0.22	4,256,312	4,279,348
			4,461,307
TOTAL TREASURY DEBT (Cost $5,378,063)			5,378,063
Treasury Repurchase Agreement - 58.6%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated
6/28/13 due 7/1/13 (Collateralized by U.S. Treasury Obligations): #	$ 5,201,316	5,201,272
#	688,611	688,605
With:
Barclays Capital, Inc. at:
0.09%, dated 6/28/13 due 8/27/13 (Collateralized by U.S. Treasury Obligations valued at $220,321,706, 0.13% - 0.75%, 7/31/14 - 12/31/17)	216,032	216,000

	Maturity Amount (000s)	Value (000s)
0.1%, dated:
6/11/13 due 8/12/13 (Collateralized by U.S. Treasury Obligations valued at $222,372,395, 0% - 6.38%, 6/30/13 - 8/15/27)	$ 218,038	$ 218,000
6/28/13 due 7/1/13 (Collateralized by U.S. Treasury Obligations valued at $1,466,393,684, 0.25% - 0.38%, 2/28/15 - 4/15/15)	1,438,012	1,438,000
RBS Securities, Inc. at 0.08%, dated 6/3/13 due 7/5/13 (Collateralized by U.S. Treasury Obligations valued at $490,651,280, 0.75% - 4.88%, 11/15/15 - 7/31/19)	481,064	481,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $8,242,877)		8,242,877
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $13,620,940)		13,620,940
NET OTHER ASSETS (LIABILITIES) - 3.2%		444,033
NET ASSETS - 100%		$ 14,064,973
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,201,272,000 due 7/01/13 at 0.10%
BNP Paribas Securities Corp.	$ 340,812
Barclays Capital, Inc.	69,261
Citibank NA	692,613
Credit Agricole CIB New York Branch	1,385,226
Deutsche Bank Securities, Inc.	346,306
HSBC Securities (USA), Inc.	1,432,028
Societe Generale	346,306
UBS Securities LLC	346,306
Wells Fargo Securities LLC	242,414
$ 5,201,272
$688,605,000 due 7/01/13 at 0.10%
BNP Paribas Securities Corp.	$ 361,525
Barclays Capital, Inc.	192,300
Merrill Lynch, Pierce, Fenner & Smith, Inc.	134,780
$ 688,605
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2013, the cost of investment securities for income tax purposes was $13,620,940,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013